Shareholder Report, Average Annual Return (Details) 196015_PIA High Yield Fund_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	1.27%	4.90%	5.83%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
Bloomberg U.S. High Yield Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Corporate Bond Index
Average Annual Return, Percent	7.55%	4.78%	6.20%